Goodwill - Changes in carrying value (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Carrying value of goodwill	¥ 46,283,879	¥ 46,283,879	¥ 46,283,879
China Mobility
Goodwill
Carrying value of goodwill	46,283,879	46,283,879
Gross carrying amount
Goodwill
Carrying value of goodwill	48,870,408	48,870,408
Gross carrying amount | China Mobility
Goodwill
Carrying value of goodwill	46,283,879	46,283,879
Gross carrying amount | International
Goodwill
Carrying value of goodwill	2,492,826	2,492,826
Gross carrying amount | Other Initiatives
Goodwill
Carrying value of goodwill	93,703	93,703
Accumulated impairment
Goodwill
Carrying value of goodwill	(2,586,529)	(2,586,529)
Accumulated impairment | International
Goodwill
Carrying value of goodwill	(2,492,826)	(2,492,826)
Accumulated impairment | Other Initiatives
Goodwill
Carrying value of goodwill	¥ (93,703)	¥ (93,703)